Expense Example {- Franklin LifeSmart™ 2040 Retirement Target Fund} - Franklin Fund Allocator Series RTF-27 - Franklin LifeSmart™ 2040 Retirement Target Fund	May 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 618
3 years	900
5 years	1,205
10 years	2,078
Class C
Expense Example:
1 year	248
3 years	603
5 years	1,087
10 years	2,436
Class R
Expense Example:
1 year	97
3 years	449
5 years	826
10 years	1,898
Class R6
Expense Example:
1 year	41
3 years	222
5 years	420
10 years	997
Advisor Class
Expense Example:
1 year	46
3 years	292
5 years	559
10 years	$ 1,330